Property Plant And Equipment - Property and equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 7,326	$ 6,141
Less accumulated depreciation		2,851	1,841
Total property and equipment, net	$ 4,506	4,475	4,300
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,144	2,514
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		114	41
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		313	159
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,427	$ 3,427
Fixed assets not yet placed in service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 328